Income taxes - Reconciliation of taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Foreign rate differential	$ (9,433)	$ 41,362	$ (3,604)
Compensation	5,554	1,451
Valuation Allowance	14,971	(7,810)	12,979
Non deductible interest	39
Withholding Tax	49	238	534
Non deductible Taxes		415	78
Prior period Adjustments	1,763	(670)	2,334
Impairment		955	693
Non-taxable Income	(15,541)
Other, net	(339)	996	403
(Benefit from)/provision for income taxes	$ (3,015)	$ 36,937	$ 13,417